Lines of Credit	12 Months Ended
Dec. 31, 2020
UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Lines of Credit
NOTE 7 – LINES OF CREDIT
The Company had the following lines of credit with financial institutions at December 31, 2020 and 2019, respectively, (in thousands):

	December 31, 2020	December 31, 2019
$400 million line of credit agreement expiring December 31, 2022. Interest at variable rates based on a spread to the one month LIBOR rate. Line is collateralized by $989.5 million of MSRs (based on estimated fair value as of December 31, 2020).	$320,300	$251,000
$125 million line of credit agreement expired on September 14, 2020. Interest at variable rates based on a spread to the one month LIBOR rate. This line was closed during 2020.	—	125,000

	$320,300	$376,000